AMG Managers Silvercrest Small Cap Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2021
	Shares	Value
Common Stocks - 97.5%
Communication Services - 0.6%
Meredith Corp.[1]	61,030	$1,338,388
Consumer Discretionary - 6.7%
Carter's, Inc.	25,535	2,248,101
La-Z-Boy, Inc.	133,635	5,174,347
Oxford Industries, Inc.	57,150	3,728,466
Wolverine World Wide, Inc.	124,920	3,577,709

Total Consumer Discretionary		14,728,623
Consumer Staples - 4.2%
Central Garden & Pet Co., Class A*	73,860	2,880,540
Lancaster Colony Corp.	15,917	2,778,790
The Simply Good Foods Co.*	127,705	3,644,701

Total Consumer Staples		9,304,031
Energy - 2.9%
Callon Petroleum Co.*	26,479	366,469
Magnolia Oil & Gas Corp., Class A*,1	315,615	2,673,259
Matador Resources Co.*	214,685	3,280,387

Total Energy		6,320,115
Financials - 20.0%
BancorpSouth Bank	196,820	5,442,073
CVB Financial Corp.	212,100	4,121,103
First Horizon Corp.	290,091	4,029,364
Glacier Bancorp, Inc.	124,240	5,795,796
Horace Mann Educators Corp.	80,119	3,138,261
Independent Bank Corp.	79,313	5,954,820
Lakeland Financial Corp.	66,530	3,905,311
Selective Insurance Group, Inc.	71,450	4,642,821
South State Corp.	58,930	4,109,778
Stifel Financial Corp.	52,215	2,705,782

Total Financials		43,845,109
Health Care - 10.7%
AdaptHealth Corp.*	96,780	3,703,771
AMN Healthcare Services, Inc.*	65,500	4,723,860
Envista Holdings Corp.*	116,580	4,143,253
ICU Medical, Inc.*	18,312	3,744,438
Integer Holdings Corp.*	52,000	3,837,600
ModivCare, Inc.*	20,900	3,314,113

Total Health Care		23,467,035
Industrials - 24.5%
ABM Industries, Inc.	83,920	3,083,221
Altra Industrial Motion Corp.	92,205	4,740,259
Arcosa, Inc.	47,770	2,665,088
	Shares	Value

The Brink's Co.	72,040	$4,908,085
Casella Waste Systems, Inc., Class A*	71,090	4,069,192
CBIZ, Inc.*	98,930	2,563,276
ESCO Technologies, Inc.	49,480	4,704,558
Forward Air Corp.	54,100	3,878,429
Gibraltar Industries, Inc.*	72,180	6,469,493
Harsco Corp.*	163,520	2,719,338
ICF International, Inc.	47,070	3,630,509
Knoll, Inc.	114,705	1,715,987
Standex International Corp.	36,225	2,967,190
US Ecology, Inc.	57,724	1,904,892
WillScot Mobile Mini Holdings Corp.*	154,265	3,657,623

Total Industrials		53,677,140
Information Technology - 15.9%
ACI Worldwide, Inc.*	102,322	3,928,141
Brooks Automation, Inc.	69,185	5,241,456
Cerence, Inc.*,1	26,000	2,909,660
Concentrix Corp.*	29,465	3,150,398
Methode Electronics, Inc.	82,745	3,123,624
Plexus Corp.*	38,115	2,931,806
Rambus, Inc.*	154,630	2,937,197
Rogers Corp.*	19,873	3,101,579
Semtech Corp.*	39,030	2,769,178
SYNNEX Corp.	29,465	2,404,933
Verra Mobility Corp.*	178,400	2,283,520

Total Information Technology		34,781,492
Materials - 4.7%
Avient Corp.	54,880	2,109,038
Glatfelter Corp.	121,108	1,895,340
HB Fuller Co.	77,405	3,939,141
Kaiser Aluminum Corp.	26,910	2,333,097

Total Materials		10,276,616
Real Estate - 4.7%
Pebblebrook Hotel Trust, REIT	119,620	2,198,616
Physicians Realty Trust, REIT	197,475	3,481,484
QTS Realty Trust, Inc., Class A, REIT [1]	71,780	4,672,878

Total Real Estate		10,352,978
Utilities - 2.6%
MGE Energy, Inc.	32,678	2,080,935
ONE Gas, Inc.	49,475	3,618,107

Total Utilities		5,699,042

Total Common Stocks (Cost $175,074,751)		213,790,569

AMG Managers Silvercrest Small Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value

Short-Term Investments - 2.7%
Other Investment Companies - 2.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[2]	1,934,916	$1,934,916
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[2]	1,934,916	1,934,916
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[2]	1,993,549	1,993,549

Total Short-Term Investments (Cost $5,863,381)		5,863,381
Value

Total Investments - 100.2% (Cost $180,938,132)	$219,653,950
Other Assets, less Liabilities - (0.2)%	(421,138)
Net Assets - 100.0%	$219,232,812

*	Non-income producing security.
[1]	Some of these securities, amounting to $7,874,158 or 3.6% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Yield shown represents the January 31, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$213,790,569	—	—	$213,790,569
Short-Term Investments
Other Investment Companies	5,863,381	—	—	5,863,381
Total Investments in Securities	$219,653,950	—	—	$219,653,950

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended January 31, 2021, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$7,874,158	—	$8,192,656	$8,192,656
The following table summarizes the securities received as collateral for securities lending at January 31, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-6.875%	02/04/21-08/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.